PROVISION FOR INCOME TAXES (Tables)	12 Months Ended
Aug. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets
	August 31,	August 31,
	2019	2018
NOL Carryover	$(1,058,724)	$(578,959)
Valuation allowance	1,058,724	578,959
Net deferred tax asset	$—	$—